TRANSACTION AND BUSINESS COMBINATION (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 30, 2021 USD ($) $ / shares shares	Sep. 12, 2019 USD ($) installment	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 01, 2021 shares	Jan. 07, 2019	Dec. 10, 2012 $ / shares
Related Party Transaction [Line Items]
Ordinary shares, shares outstanding (in shares) | shares			119,017,380	16,275,609
Ordinary shares, shares issued (in shares) | shares			119,017,380	18,189,937
Accrued transaction cost, not yet paid			$ 3,185	$ 0	$ 0
Transaction costs amounted	$ 34,345
Deferred underwriting fees			$ 6,199
Offering costs	$ 4,853
Exchange ratio	1.337		1.337				1.337
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001			$ 0.001
Number of securities callable by warrants (in shares) | shares	1
Exercisable term from closing of business combination	30 days
Expiration term of warrant (in years)	5 years
Dynamo Creative
Related Party Transaction [Line Items]
Total consideration		$ 5,000
Number of Installments | installment		3
Remaining amounts payable			$ 0	$ 126	$ 718
Acquisition related costs					$ 213
Dynamo Creative | Closing Date
Related Party Transaction [Line Items]
Total consideration		$ 4,250
Dynamo Creative | To Be Paid Within 45 Days
Related Party Transaction [Line Items]
Total consideration		250
Dynamo Creative | To Be Paid Within 15 Months After Closing Date
Related Party Transaction [Line Items]
Total consideration		$ 500
PIPE Investors
Related Party Transaction [Line Items]
Ordinary shares, shares outstanding (in shares) | shares						118,941,618
Ordinary shares, shares issued (in shares) | shares						118,941,618
Secondary Sale | PIPE Investors
Related Party Transaction [Line Items]
Shares issued in transaction (in shares) | shares	6,885,486
Common stocks
Related Party Transaction [Line Items]
Per unit price (in dollars per share) | $ / shares	$ 11.50
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common stocks | Public Warrants
Related Party Transaction [Line Items]
Shares issued in transaction (in shares) | shares	3,162,500
Common stocks | Private Placement Warrants
Related Party Transaction [Line Items]
Shares issued in transaction (in shares) | shares	7,060,000
Innovid Corp
Related Party Transaction [Line Items]
Exchanged into Innovid Corp. common stock on November 30, 2021 (in shares) | shares	93,787,278
Ordinary shares, shares outstanding (in shares) | shares				16,275,609
Exercisable term from closing of business combination			30 days
Expiration term of warrant (in years)			5 years
ION
Related Party Transaction [Line Items]
Aggregate value	$ 149,252
Transaction costs amounted	$ 26,307
ION | IPO
Related Party Transaction [Line Items]
Shares issued in transaction (in shares) | shares	19,585,174
Per unit price (in dollars per share) | $ / shares	$ 10.00
Gross proceeds	$ 195,888
Conversion of stock (in shares) | shares	12,039,826
ION | Warrant
Related Party Transaction [Line Items]
Transaction costs amounted	$ 2,750